Non-controlling Interests	12 Months Ended
Dec. 31, 2017
Disclosure of Non-controlling interests [Abstract]
Disclosure of non-controlling interests [text block]
Note 28 Non-controlling Interests

Non-controlling Interests are detailed as follows:

a.	Equity

Equity	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Viña San Pedro Tarapacá S.A.	72,189,322	75,092,267
Bebidas del Paraguay S.A.	17,624,239	18,191,399
Aguas CCU-Nestlé Chile S.A.	20,347,714	16,440,129
Cervecería Kunstmann S.A.	6,684,320	5,740,305
Compañía Pisquera de Chile S.A.	4,898,600	4,717,811
Saenz Briones & Cía. S.A.I.C.	680,303	799,111
Distribuidora del Paraguay S.A.	2,806,825	2,197,241
Other	520,228	179,300
Total	125,751,551	123,357,563

b.	Result

	For the years ended as of December 31,
Result	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Aguas CCU-Nestlé Chile S.A.	7,814,358	8,377,672	7,052,867
Viña San Pedro Tarapacá S.A.	6,223,423	9,887,477	9,182,843
Cervecería Kunstmann S.A.	1,979,976	1,636,906	1,267,335
Manantial S.A.	-	-	861,072
Compañía Pisquera de Chile S.A.	954,046	790,152	592,506
Saenz Briones & Cía. S.A.I.C.	33,027	11,184	128,407
Distribuidora del Paraguay S.A.	906,728	255,683	1,144,911
Bebidas del Paraguay S.A.	580,406	576,986	(486,790)
Los Huemules S.R.L.	-	-	(45,370)
Other	9,102	88,339	19,674
Total	18,501,066	21,624,399	19,717,455

c.	The Summarized financial information of non controlling interest is detailed as follows:

	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Assets and Liabilities
Current assets	610,476,810	610,165,755
Non-currente assets	746,352,848	716,889,536
Current liabilities	337,171,241	368,293,544
Non-current liabilities	159,841,007	146,234,462

Dividends paid	10,150,528	9,803,978

The main significant Non-controlling interest is represented by Viña San Pedro Tarapacá S.A. with the following balances:

Assets and Liabilities	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Assets and Liabilities
Current assets	141,114,944	145,866,023
Non-currente assets	174,184,006	171,099,295
Current liabilities	63,872,711	70,351,438
Non-current liabilities	31,221,369	33,795,671

	For the years ended as of December 31,
Result	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Net sales	204,453,782	201,402,052	189,515,048
Net income of year	17,715,119	28,021,996	26,025,149

Dividends paid by Viña San Pedro Tarapacá S.A. amounted to ThCh$ 13,602,317, ThCh$ 17,682,375 and ThCh$ 13,474,959, for the years ended December 31, 2017, 2016 and 2015, respectively.